CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 52,158,840		¥ 37,922,302		$ 7,193,033
Allowance for credit losses	(2,586,155)		(4,063,482)	¥ (4,548,910)	(356,647)	$ (560,380)
Total contract costs, net	¥ 49,572,685		33,858,820		$ 6,836,386
Percentage of total contracts costs subsequently realized	23.20%				23.20%
Total contracts costs that have been subsequently realized	¥ 11,500,000				$ 1,600,000
Net recovery of provision for credit losses	¥ 1,720,095	$ 237,212	¥ 552,008	¥ 4,647,802